DEBT FINANCING ARRANGEMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
DEBT FINANCING ARRANGEMENTS
NOTE 5 - DEBT FINANCING ARRANGEMENTS

NOTE 5 – DEBT FINANCING ARRANGEMENTS

Financing arrangements as of September 30, 2021 and December 31, 2020 are as follows:

	2021	2020
Loans and advances (1)	$1,891,842	$2,517,200
Convertible notes payable (2)	1,711,098	1,711,098
Factoring agreements (3)	926,744	635,130
Debt – third party	$4,529,684	$4,863,428

Line of credit, related party secured by assets (4)	$3,043,390	$3,043,390
Debt– other related party, net of discounts (5)	7,450,000	7,423,334
Convertible debt – related party (6)	922,181	922,481
Shareholder debt (7)	104,249	93,072
Debt – related party	$11,519,820	$11,482,277

Total financing arrangements	$16,049,504	$16,345,705

Less current portion:
Loans, advances and factoring agreements – third party	$(1,788,186)	$(2,308,753)
Convertible notes payable third party	(1,711,098)	(1,711,098
Debt – related party, net of discount	(10,597,639)	(10,559,796)
Convertible notes payable– related party	(922,181)	(922,481)
	(15,019,104)	(15,502,128)
Total long term debt	$1,030,400	$843,577

__________

(1) The terms of $40,000 of this balance are similar to that of the Line of Credit which bears interest at adjustable rates, 1 month Libor plus 2%, 2.08% as of September 30, 2021, and is secured by assets of the Company, was due August 31, 2020, as amended, and included 8,000 stock options as part of the terms which options expired (see Note 7).

$270,500 is a line of credit that Blue Collar has with a bank, bears interest at Prime plus 1.125%, 4.38% as of September 30, 2021, and was due 25, 2021. The Bank has allowed the Company to make monthly payments and is working on providing a written agreement of this.

$360,000 is a bank loan dated May 28, 2019, amended May 20, 2021 which bears interest at Prime plus 6%, 9.25% as of September 30, 2021, is interest only for the first year following the amendment, there after beginning in June of 2022 payable monthly of principal and interest until the due date of May 1, 2024. The bank loan is collateralized by assets of the Company.

$680,500 represent loans under the COVID-19 Pandemic Paycheck Protection Program (“PPP”) originated in February 2021. These loans were forgiven subsequent to September 30, 2021.

On June 4, 2019, the Company consummated a Securities Purchase Agreement with Odyssey Capital Funding, LLC. (“Odyssey”) for the purchase of a $525,000 Convertible Promissory Note (“Odyssey Convertible Promissory Note”). The Odyssey Convertible Promissory Note was due June 3, 2020, paid interest at the rate of 12% ( 24% default) per annum and gave the holder the right from time to time, and at any time during the period beginning six months from the issuance date to convert all of the outstanding balance into common stock of the Company limited to 4.99% of the outstanding common stock of the Company. The conversion price was 55% multiplied by the average of the two lowest trading prices for the common stock during the previous 20 trading days prior to the applicable conversion date. The Odyssey Convertible Promissory Note could be prepaid in full at 125% to 145% up to 180 days from origination. Through June 3, 2020, Odyssey converted $49,150 of principal and $4,116 of accrued interest into 52,961,921 shares of common stock of the Company. On June 8, 2020, Odyssey agreed to convert the remaining principal and accrued interest balance on the Odyssey Convertible Promissory Note of $475,850 and $135,000, respectively, to a term loan payable in six months in the form of a balloon payment, earlier if the Company has a funding event, bearing simple interest on the unpaid balance of 0% for the first three months and then 10% per annum thereafter. This loan is in default. The Company is negotiating with Odyssey for repayment.

Effective September 30, 2020, we entered into a Purchase Agreement by which we agreed to purchase the 500,000 outstanding Series A Preferred shares of TPT Strategic, our majority owned subsidiary, in an agreed amount of $350,000 in cash or common stock, if not paid in cash, at the five day average price preceding the date of the request for effectiveness after the filing of a registration statement on Form S-1. This was modified December 28 and 29, 2020, to provide for registration of 7,500,000 common shares for resale at the market price. Any balance due on notes will be calculated after an accounting for the net sales proceeds from sale of the stock by February 28, 2021 and may be paid in cash or stock thereafter. The Series A Preferred shares were purchased from the Michael A. Littman, Atty. Defined Benefit Plan. The $350,000 was originally recorded as a Note Payable as of December 31, 2020 but then reclassified to equity and derivative liability when the 7,500,000 shares were issued during January 2021. See Note 7 for discussion on settlement agreement with Mr. Littman for any resulting liability that may arise after the sale of these shares.

The remaining balances generally bear interest at approximately 10%, have maturity dates that are due on demand or are past due, are unsecured and are classified as current in the balance sheets.

(2) During 2017, the Company issued convertible promissory notes in the amount of $67,000 (comprised of $62,000 from two related parties and $5,000 from a former officer of CDH), all which were due May 1, 2020 and bear 6% annual interest (12% default interest rate). The convertible promissory notes are convertible, as amended, at $0.25 per share. These convertible promissory notes were not repaid May 1, 2020 and may be considered in default.

During 2019, the Company consummated Securities Purchase Agreements dated March 15, 2019, April 12, 2019, May 15, 2019, June 6, 2019 and August 22, 2019 with Geneva Roth Remark Holdings, Inc. (“Geneva Roth”) for the purchase of convertible promissory notes in the amounts of $68,000, $65,000, $58,000, $53,000 and $43,000 (“Geneva Roth Convertible Promissory Notes”). The Geneva Roth Convertible Promissory Notes are due one year from issuance, pays interest at the rate of 12% (principal amount increases 150%-200% and interest rate increases to 24% under default) per annum and gives the holder the right from time to time, and at any time during the period beginning 180 days from the origination date to the maturity date or date of default to convert all or any part of the outstanding balance into common stock of the Company limited to 4.99% of the outstanding common stock of the Company. The conversion price is 61% multiplied by the average of the two lowest trading prices for the common stock during the previous 20 trading days prior to the applicable conversion date. The Geneva Roth Convertible Promissory Notes may be prepaid in whole or in part of the outstanding balance at 125% to 140% up to 180 days from origination. Geneva Roth converted a total of $244,000 of principal and $8,680 of accrued interest through September 30, 2021 from its various Securities Purchase Agreements into 125,446,546 shares of common stock of the Company leaving no outstanding principal balances as of September 30, 2021. On February 13, 2020, the August 22, 2019 Securities Purchase Agreement was repaid for $63,284, including a premium and accrued interest.

On March 25, 2019, the Company consummated a Securities Purchase Agreement dated March 18, 2019 with Auctus Fund, LLC. (“Auctus”) for the purchase of a $600,000 Convertible Promissory Note (“Auctus Convertible Promissory Note”). The Auctus Convertible Promissory Note is due December 18, 2019, pays interest at the rate of 12% (24% default) per annum and gives the holder the right from time to time, and at any time during the period beginning 180 days from the origination date or at the effective date of the registration of the underlying shares of common stock, which the holder has registration rights for, to convert all of the outstanding balance into common stock of the Company limited to 4.99% of the outstanding common stock of the Company. The conversion price is the lessor of the lowest trading price during the previous 25 trading days prior the date of the Auctus Convertible Promissory Note or 50% multiplied by the average of the two lowest trading prices for the common stock during the previous 25 trading days prior to the applicable conversion date. The Auctus Convertible Promissory Note could be prepaid in full at 135% to 150% up to 180 days from origination. Auctus converted $33,180 of principal and $142,004 of accrued nterest into 376,000,000 shares of common stock of the Company prior to September 30, 2021. 2,000,000 warrants were issued in conjunction with the issuance of this debt. Subsequent to September 30, 2021, the Company and Auctus entered into a settlement agreement dated October 13, 2021 whereby the Company would pay $763,231.97 and allow Auctus to exercise its right to exercise 15,000,000 warrants to purchase 15,000,000 shares of common stock. Auctus agreed to limit the sale of common shares of the Company to 2,000,000 during each respective calendar week.

See Note 7.

June 6, 2019, the Company consummated a Securities Purchase Agreement with JSJ Investments Inc. (“JSJ”) for the purchase of a $112,000 Convertible Promissory Note (“JSJ Convertible Promissory Note”). The JSJ Convertible Promissory Note is due June 6, 2020, pays interest at the rate of 12% per annum and gives the holder the right from time to time, and at any time during the period beginning 180 days from the origination date to convert all of the outstanding balance into common stock of the Company limited to 4.99% of the outstanding common stock of the Company. The conversion price is the lower of the market price, as defined, or 55% multiplied by the average of the two lowest trading prices for the common stock during the previous 20 trading days prior to the applicable conversion date. The JSJ Convertible Promissory Note may be prepaid in full at 135% to 150% up to 180 days from origination. JSJ converted $43,680 of principal into 18,500,000 shares of common stock of the Company prior to September 30, 2021. In addition, on February 25, 2020 the Company repaid for $97,000, including a premium and accrued interest, for all remaining principal and accrued interest balances as of that day. 333,333 warrants were issued in conjunction with the issuance of this debt. Subsequent to September 30, 2021, the Company paid JSJ $6,666 to eliminate all outstanding warrants held by JSJ. See Note 7.

On June 11, 2019, the Company consummated a Securities Purchase Agreement with EMA Financial, LLC. (“EMA”) for the purchase of a $250,000 Convertible Promissory Note (“EMA Convertible Promissory Note”). The EMA Convertible Promissory Note is due June 11, 2020, pays interest at the rate of 12% (principal amount increases 200% and interest rate increases to 24% under default) per annum and gives the holder the right from time to time to convert all of the outstanding balance into common stock of the Company limited to 4.99% of the outstanding common stock of the Company. The conversion price is 55% multiplied by the lowest traded price for the common stock during the previous 25 trading days prior to the applicable conversion date. The EMA Convertible Promissory Note may be prepaid in full at 135% to 150% up to 180 days from origination. Prior to September 30, 2021, EMA converted $35,366 of principal into 147,700,000 shares of common stock of the Company. 1,000,000 warrants were issued in conjunction with the issuance of this debt. See Note 7.

The Company was in default under its derivative financial instruments and received notice of such from Auctus and EMA for not reserving enough shares for conversion and for not having filed a Form S-1 Registration Statement with the Securities and Exchange Commission. It was the intent of the Company to pay back all derivative securities prior to the due dates but that has not occurred in the case of Auctus or EMA. As such, the Company was in negotiations with Auctus and EMA relative to extending due dates and changing terms on the Notes. The Company settled with Auctus subsequent to September 30, 2021. The Company has been named in a lawsuit by EMA for failing to comply with a Securities Purchase Agreement entered into in June 2019. See Note 8 Other Commitments and Contingencies.

On February 14, 2020, the Company agreed to a Secured Promissory Note with a third party for $90,000. The Secured Promissory Note was secured by the assets of the Company and was due June 14, 2020 or earlier in case the Company is successful in raising other monies and carried an interest charge of 10% payable with the principal. The Secured Promissory Note was also convertible at the option of the holder into an equivalent amount of Series D Preferred Stock. The Secured Promissory Note also included a guaranty by the CEO of the Company, Stephen J. Thomas III. This Secured Promissory Note was paid off in June 2020, including $9,000 of interest in June and $1,000 in July 2020.

(3) The Factoring Agreement with full recourse, due February 29, 2020, as amended, was established in June 2016 with a company that is controlled by a shareholder and is personally guaranteed by an officer of the Company. The Factoring Agreement is such that the Company pays a discount of 2% per each 30-day period for each advance received against accounts receivable or future billings. The Company was advanced funds from the Factoring Agreement for which $101,244 and $101,244 in principal remained unpaid as of September 30, 2021 and December 31, 2020, respectively.

On July 23, 2021, the Company entered into an Agreement for the Purchase and Sale of Future Receipts (“Lendora Factoring Agreement”). The balance to be purchased and sold is $299,800 for which the Company received $190,000, net of fees. Under the Lendora Factoring Agreement, the Company is to pay $18,737.5 per week for 16 weeks at an effective interest rate of approximately 36% annually. The Lendora Factoring Agreement includes a guaranty by the CEO of the Company, Stephen J. Thomas III.

On July 23, 2021, the Company entered into a consolidation agreement for the Purchase and Sale of Future Receipts with Lendora Capital (“Lendora Consolidation Agreement”). The balance to be purchased and sold gave consideration for all then outstanding factoring agreements such as the NewCo Factoring Agreements, the NewCo Factoring Agreement #3 and the Lendora Factoring Agreement and amounted to $1,522,984 for which the Company had outstanding balances totaling $967,496. Payments under this Lendora Consolidation Agreement supercedes all other factoring agreement payments and includes $ 31,728.85 per week, at an effective interest rate of approximately 36% annually, for 48 weeks. The Lendora Consolidation Agreement includes a guaranty by the CEO of the Company, Stephen J. Thomas III.

The Following factoring agreements were consolidated through the Lendora Consolidation Agreement or previously paid off:

On May 8, 2019, the Company entered into a factoring agreement with Advantage Capital Funding (“2019 Factoring agreement”). $500,000, net of expenses, was funded to the Company with a promise to pay $18,840 per week for 40 weeks until a total of $753,610 is paid which occurred in February 2020.

On February 21, 2020, the Company entered into an Agreement for the Purchase and Sale of Future Receipts (“2020 Factoring Agreement”). The balance to be purchased and sold is $716,720 for which the Company received $500,000, net of fees. Under the 2020 Factoring Agreement, the Company was to pay $14,221 per week for 50 weeks at an effective interest rate of approximately 43% annually. However, due to COVID-19 the payments under the 2020 Factoring Agreement were reduced temporarily, to between $9,000 and $11,000 weekly. All deferred payments, $39,249 as of September 30, 2021 have been paid.

On November 13, 2020, the Company entered into an Agreement for the Purchase and Sale of Future Receipts (“2020 NewCo Factoring Agreement”). The balance to be purchased and sold is $326,400 for which the Company received $232,800, net of fees. Under the 2020 NewCo Factoring Agreement, the Company was to pay $11,658 per week for 28 weeks at an effective interest rate of approximately 36% annually. The 2020 NewCo Factoring Agreement has been paid back in total.

On December 11, 2020, the Company entered into an Agreement for the Purchase and Sale of Future Receipts with Samson MCA LLC (“Samson Factoring Agreement”). The balance to be purchased and sold is $162,500 for which the Company received $118,625, net of fees. Under the Samson Factoring Agreement, the Company was to pay $8,125 per week for 20 weeks at an effective interest rate of approximately 36%. The Samson Factoring Agreement has been paid back in total.

On December 11, 2020, the Company entered into a consolidation agreement for the Purchase and Sale of Future Receipts with QFS Capital (“QFS Factoring Agreement”). The balance to be purchased and sold is $976,918 for which the Company receives weekly payments of $29,860 for 20 weeks and then $21,978 for 4 weeks and then $11,669 in the last week of receipts all totaling $696,781 net of fees. During the same time, the Company is required to pay weekly $23,087 for 42 weeks at an effective interest rate of approximately 36% annually. The QFS Factoring Agreement was consolidated through the Lendora Consolidation Agreement.

On June 7 and June 14, 2021, the Company entered into two Agreements for the Purchase and Sale of Future Receipts (“NewCo Factoring Agreements”). The balance to be purchased and sold is $199,500 each for which the Company received $144,750 each, net of fees. Under the NewCo Factoring Agreement, the Company is to pay $5,542 each per week for 36 weeks at an effective interest rate of approximately 36% annually. The NewCo Factoring Agreements were consolidated through the Lendorq Consolidation Agreement.

On June 28, 2021, the Company entered into an Agreement for the Purchase and Sale of Future Receipts (“NewCo Factoring Agreement #3”). The balance to be purchased and sold is $133,000 for which the Company received $100,000. Under the NewCo Factoring Agreement, the Company is to pay $3,695 per week for 36 weeks at an effective interest rate of was consolidated through the Lendora Consolidation Agreement. 36% annually. The NewCo Factoring Agreement #3 .

(4) The Line of Credit originated with a bank and was secured by the personal assets of certain shareholders of Copperhead Digital. During 2016, the Line of Credit was assigned to the Copperhead Digital shareholders, who subsequent to the Copperhead Digital acquisition by TPTG became shareholders of TPTG, and the secured personal assets were used to pay off the bank. The Line of Credit bears a variable interest rate based on the 1 Month LIBOR plus 2.0%, 2.08% as of September 30, 2021, is payable monthly, and is secured by the assets of the Company. 1,000,000 shares of Common Stock of the Company have been reserved to accomplish raising the funds to pay off the Line of Credit. Since assignment of the Line of Credit to certain shareholders, which balance on the date of assignment was $2,597,790, those shareholders have loaned the Company $445,600 under the similar terms and conditions as the line of credit but most of which were also given stock options totaling $85,120 which expired (see Note 8) and was due, as amended, August 31, 2020. The Company is in negotiations to refinance this Line of Credit.

During the years ended December 31, 2019 and 2018, those same shareholders and one other have loaned the Company money in the form of convertible loans of $136,400 and $537,200, respectively, described in (2) and (6).

(5) $350,000 represents cash due to the prior owners of the technology acquired in December 2016 from the owner of the Lion Phone which is due to be paid as agreed by TPTG and the former owners of the Lion Phone technology and has not been determined.

$4,000,000 represents a promissory note included as part of the consideration of ViewMe Live technology acquired in 2017, later agreed to as being due and payable in full, with no interest with $2,000,000 from debt proceeds and the remainder from proceeds from the second Company public offering.

$1,000,000 represents a promissory note which was entered into on May 6, 2020 for the acquisition of Media Live One Platform from Steve and Yuanbing Caudle for the further development of software. This was expensed as research and development in 2020. This $1,000,000 promissory note is non-interest bearing, due after funding has been received by the Company from its various investors and other sources. Mr. Caudle is a principal with the Company’s ViewMe technology.

On September 1, 2018, the Company closed on its acquisition of Blue Collar. Part of the acquisition included a promissory note of $1,600,000 and interest at 3% from the date of closure. The promissory note is secured by the assets of Blue Collar.

$500,000 represents a Note Payable related to the acquisition of 75% of Aire Fitness, payable by February 1, 2021 or as mutually agreed out of future capital raising efforts or net profits. The Note Payable has not been paid and does not accrue interest.

(6) During 2016, the Company acquired SDM which consideration included a convertible promissory note for $250,000 due February 29, 2019, as amended, does not bear interest, unless delinquent in which the interest is 12% per annum, and is convertible into common stock at $1.00 per share. The SDM balance is $182,381 as of September 30, 2021. As of September 30, 2021, this convertible promissory note is delinquent.

During 2018, the Company issued convertible promissory notes in the amount of $537,200 to related parties and $10,000 to a non-related party which bear interest at 6% (11% default interest rate), are due 30 months from issuance and are convertible into Series C Preferred Stock at $1.00 per share.

(7) The shareholder debt represents funds given to TPTG or subsidiaries by officers and managers of the Company as working capital. There are no written terms of repayment or interest that is being accrued to these amounts and they will only be paid back, according to management, if cash flows support it. They are classified as current in the balance sheets.

During the year ended December 31, 2020, the holders of approximately $4,700,000 of existing financing arrangements agreed to exchange their debt and accrued interest for Series D Preferred Stock through a separate $12 Million Private Placement of Series D Preferred Stock (“$12 Million Private Placement”), conditioned on the Company raising at least $12,000,000. To date, this condition has not been met.

See Lease financing arrangements in Note 8.

NOTE 5 – DEBT FINANCING ARRANGEMENTS

Financing arrangements as of December 31, 2020 and 2019 are as follows:

	2020	2019
Loans and advances (1)	$2,517,200	$1,121,640
Convertible notes payable (2)	1,711,098	2,101,649
Factoring agreements (3)	635,130	223,618
Debt – third party	$4,863,428	$3,446,907

Line of credit, related party secured by assets (4)	$3,043,390	3,043,390
Debt– other related party, net of discounts (5)	7,423,334	5,950,000
Convertible debt – related party (6)	922,481	922,881
Shareholder debt (7)	93,072	303,688
Debt – related party	$11,482,277	$10,219,959

Total financing arrangements	$16,345,705	$13,666,866

Less current portion:
Loans, advances and factoring agreements – third party	$(2,308,753)	$(344,758)
Convertible notes payable third party	(1,711,098)	(2,101,649
Debt – related party, net of discount	(10,559,796)	(9,297,078)
Convertible notes payable– related party	(922,481)	(534,381)
	(15,502,128)	(12,277,866)
Total long term debt	$843,577	$1,389,000

(1) The terms of $40,000 of this balance are similar to that of the Line of Credit which bears interest at adjustable rates, 1 month LIBOR plus 2%, 2.2% as of December 31, 2020, and is secured by assets of the Company, was due August 31, 2020, as amended, and included 8,000 stock options as part of the terms which options expired December 31, 2019 (see Note 7).

$500,500 is a line of credit that Blue Collar has with a bank, bears interest at Prime plus 1.125%, 4.38% as of December 31, 2020, and is due March 25, 2021. The Company is working with the bank on an extension of the due date.

$363,558 is a bank loan dated May 28, 2019 which bears interest at Prime plus 6%, 9.25% as of December 31, 2020, was interest only for the first year, thereafter beginning in June of 2020 payable monthly of principal and interest of $22,900 until the due date of May 1, 2022. The bank loan is collateralized by assets of the Company.

$722,220 represents loans under the COVID-19 Pandemic Paycheck Protection Program (“PPP”) originated in April of 2020. The Company believes that it has used the funds such that 100% will be forgiven. The applications for forgiveness have been submitted to the Small Business Administration. If any of the PPP loans are not forgiven then, per the PPP, the unforgiven loan amounts will be payable monthly over a five-year period of which payments are to begin no later than 10 months after the covered period as defined at a 1% annual interest rate.

On June 4, 2019, the Company consummated a Securities Purchase Agreement with Odyssey Capital Funding, LLC. (“Odyssey”) for the purchase of a $525,000 Convertible Promissory Note (“Odyssey Convertible Promissory Note”). The Odyssey Convertible Promissory Note was due June 3, 2020, paid interest at the rate of 12% (24% default) per annum and gave the holder the right from time to time, and at any time during the period beginning six months from the issuance date to convert all of the outstanding balance into common stock of the Company limited to 4.99% of the outstanding common stock of the Company. The conversion price was 55% multiplied by the average of the two lowest trading prices for the common stock during the previous 20 trading days prior to the applicable conversion date. The Odyssey Convertible Promissory Note could be prepaid in full at 125% to 145% up to 180 days from origination. Through June 3, 2020, Odyssey converted $49,150 of principal and $4,116 of accrued interest into 52,961,921 shares of common stock of the Company. On June 8, 2020, Odyssey agreed to convert the remaining principal and accrued interest balance on the Odyssey Convertible Promissory Note of $475,850 and $135,000, respectively, to a term loan payable in six months in the form of a balloon payment, earlier if the Company has a funding event, bearing simple interest on the unpaid balance of 0% for the first three months and then 10% per annum thereafter. This loan is in default. The Company is negotiating with Odyssey for repayment.

Effective September 30, 2020, we entered into a Purchase Agreement by which we agreed to purchase the 500,000 outstanding Series A Preferred shares of InnovaQor, Inc., our majority owned subsidiary, in an agreed amount of $350,000 in cash or common stock, if not paid in cash, at the five day average price preceding the date of the request for effectiveness after the filing of a registration statement on Form S-1. This was modified December 28 and 29, 2020, to provide for registration of 7,500,000 common shares for resale at the market price. Any balance due on notes will be calculated after an accounting for the net sales proceeds from sale of the stock by February 28, 2021 and may be paid in cash or stock thereafter. The Series A Preferred shares are being purchased from the Michael A. Littman, Atty. Defined Benefit Plan.  The $350,000 is included as a Note Payable as of December 31, 2020 and bears no interest.

The remaining balances generally bear interest at approximately 10%, have maturity dates that are due on demand or are past due, are unsecured and are classified as current in the balance sheets.

(2) During 2017, the Company issued convertible promissory notes in the amount of $67,000 (comprised of $62,000 from two related parties and $5,000 from a former officer of CDH), all which were due May 1, 2020 and bear 6% annual interest (12% default interest rate). The convertible promissory notes are convertible, as amended, at $0.25 per share. These convertible promissory notes were not repaid May 1, 2020, and are delinquent. The Company is working to renegotiate these promissory notes.

During 2019, the Company consummated Securities Purchase Agreements dated March 15, 2019, April 12, 2019, May 15, 2019, June 6, 2019 and August 22, 2019 with Geneva Roth Remark Holdings, Inc. (“Geneva Roth”) for the purchase of convertible promissory notes in the amounts of $68,000, $65,000, $58,000, $53,000 and $43,000 (“Geneva Roth Convertible Promissory Notes”). The Geneva Roth Convertible Promissory Notes are due one year from issuance, pays interest at the rate of 12% (principal amount increases 150%-200% and interest rate increases to 24% under default) per annum and gives the holder the right from time to time, and at any time during the period beginning 180 days from the origination date to the maturity date or date of default to convert all or any part of the outstanding balance into common stock of the Company limited to 4.99% of the outstanding common stock of the Company. The conversion price is 61% multiplied by the average of the two lowest trading prices for the common stock during the previous 20 trading days prior to the applicable conversion date. The Geneva Roth Convertible Promissory Notes may be prepaid in whole or in part of the outstanding balance at 125% to 140% up to 180 days from origination. Geneva Roth converted a total of $244,000 of principal and $8,680 of accrued interest through September 30, 2020 from its various Securities Purchase Agreements into 125,446,546 shares of common stock of the Company leaving no outstanding principal balances as of September 30, 2020. On February 13, 2020, the August 22, 2019 Securities Purchase Agreement was repaid for $63,284, including a premium and accrued interest.

On March 25, 2019, the Company consummated a Securities Purchase Agreement dated March 18, 2019 with Auctus Fund, LLC. (“Auctus”) for the purchase of a $600,000 Convertible Promissory Note (“Auctus Convertible Promissory Note”). The Auctus Convertible Promissory Note is due December 18, 2019, pays interest at the rate of 12% (24% default) per annum and gives the holder the right from time to time, and at any time during the period beginning 180 days from the origination date or at the effective date of the registration of the underlying shares of common stock, which the holder has registration rights for, to convert all of the outstanding balance into common stock of the Company limited to 4.99% of the outstanding common stock of the Company. The conversion price is the lessor of the lowest trading price during the previous 25 trading days prior the date of the Auctus Convertible Promissory Note or 50% multiplied by the average of the two lowest trading prices for the common stock during the previous 25 trading days prior to the applicable conversion date. The Auctus Convertible Promissory Note may be prepaid in full at 135% to 150% up to 180 days from origination. Auctus converted $33,180 of principal and $142,004 of accrued interest into 376,000,000 shares of common stock of the Company prior to December 31, 2020. 2,000,000 warrants were issued in conjunction with the issuance of this debt. See Note 8.

On June 6, 2019, the Company consummated a Securities Purchase Agreement with JSJ Investments Inc. (“JSJ”) for the purchase of a $112,000 Convertible Promissory Note (“JSJ Convertible Promissory Note”). The JSJ Convertible Promissory Note is due June 6, 2020, pays interest at the rate of 12% per annum and gives the holder the right from time to time, and at any time during the period beginning 180 days from the origination date to convert all of the outstanding balance into common stock of the Company limited to 4.99% of the outstanding common stock of the Company. The conversion price is the lower of the market price, as defined, or 55% multiplied by the average of the two lowest trading prices for the common stock during the previous 20 trading days prior to the applicable conversion date. The JSJ Convertible Promissory Note may be prepaid in full at 135% to 150% up to 180 days from origination. JSJ converted $43,680 of principal into 18,500,000 shares of common stock of the Company prior to December 31, 2020. In addition, on February 25, 2020 the Company repaid for $97,000, including a premium and accrued interest, for all remaining principal and accrued interest balances as of that day. 333,333 warrants were issued in conjunction with the issuance of this debt. See Note 8.

On June 11, 2019, the Company consummated a Securities Purchase Agreement with EMA Financial, LLC. (“EMA”) for the purchase of a $250,000 Convertible Promissory Note (“EMA Convertible Promissory Note”). The EMA Convertible Promissory Note is due June 11, 2020, pays interest at the rate of 12% (principal amount increases 200% and interest rate increases to 24% under default) per annum and gives the holder the right from time to time to convert all of the outstanding balance into common stock of the Company limited to 4.99% of the outstanding common stock of the Company. The conversion price is 55% multiplied by the lowest traded price for the common stock during the previous 25 trading days prior to the applicable conversion date. The EMA Convertible Promissory Note may be prepaid in full at 135% to 150% up to 180 days from origination. Prior to December 31, 2020, EMA converted $35,366 of principal into 147,700,000 shares of common stock of the Company. 1,000,000 warrants were issued in conjunction with the issuance of this debt. See Note 8.

The Company is in default under its derivative financial instruments and received notice of such from Auctus and EMA for not reserving enough shares for conversion and for not having filed a Form S-1 Registration Statement with the Securities and Exchange Commission. It was the intent of the Company to pay back all derivative securities prior to the due dates but that has not occurred in case of Auctus or EMA. As such, the Company is currently in negotiations with Auctus and EMA and relative to extending due dates and changing terms on the Notes. The Company has been named in a lawsuit by EMA for failing to comply with a Securities Purchase Agreement entered into in June 2019. See Note 9 Other Commitments and Contingencies.

On February 14, 2020, the Company agreed to a Secured Promissory Note with a third party for $90,000. The Secured Promissory Note was secured by the assets of the Company and was due June 14, 2020 or earlier in case the Company is successful in raising other monies and carried an interest charge of 10% payable with the principal. The Secured Promissory Note was also convertible at the option of the holder into an equivalent amount of Series D Preferred Stock. The Secured Promissory Note also included a guaranty by the CEO of the Company, Stephen J. Thomas III. This Secured Promissory Note was paid off in June 2020, including $9,000 of interest in June and $1,000 in July 2020.

(3) $101,244 of the Factoring Agreements is with full recourse, due February 29, 2020, as amended, was established in June 2016 with a company that is controlled by a shareholder and is personally guaranteed by an officer of the Company. This Factoring Agreement is such that the Company pays a discount of 2% per each 30-day period for each advance received against accounts receivable or future billings. The Company was advanced funds from this Factoring Agreement for which $101,244 and $101,244 in principal remained unpaid as of December 31, 2020 and December 31, 2019, respectively.

On May 8, 2019, the Company entered into a factoring agreement with Advantage Capital Funding (“2019 Factoring agreement”). $500,000, net of expenses, was funded to the Company with a promise to pay $18,840 per week for 40 weeks until a total of $753,610 was paid which occurred in February 2020.

On February 21, 2020, the Company entered into an Agreement for the Purchase and Sale of Future Receipts (“2020 Factoring Agreement”). The balance to be purchased and sold is $716,720 for which the Company received $500,000, net of fees. Under the 2020 Factoring Agreement, the Company was to pay $14,221 per week for 50 weeks at an effective interest rate of approximately 43% annually. However, due to COVID-19 the payments under the 2020 Factoring Agreement were reduced temporarily, to between $9,000 and $11,000 weekly, of which $144,119 in payments have been deferred to be paid at the end of the 50-week term. The 2020 Factoring Agreement includes a guaranty by the CEO of the Company, Stephen J. Thomas III.

On November 13, 2020, the Company entered into an Agreement for the Purchase and Sale of Future Receipts (“2020 NewCo Factoring Agreement”). The balance to be purchased and sold is $326,400 for which the Company received $232,800, net of fees. Under the 2020 NewCo Factoring Agreement, the Company is to pay $11,658 per week for 28 weeks at an effective interest rate of approximately 36% annually. The 2020 NewCO Factoring Agreement includes a guaranty by the CEO of the Company, Stephen J. Thomas III.

On December 11, 2020, the Company entered into an Agreement for the Purchase and Sale of Future Receipts with Samson MCA LLC (“Samson Factoring Agreement”). The balance to be purchased and sold is $162,500 for which the Company received $118,625, net of fees. Under the Samson Factoring Agreement, the Company is to pay $8,125 per week for 20 weeks at an effective interest rate of approximately 36%. The Samson Factoring Agreement includes a guaranty by the CEO of the Company, Stephen J. Thomas III.

On December 11, 2020, the Company entered into a consolidation agreement for the Purchase and Sale of Future Receipts with QFS Capital (“QFS Factoring Agreement”). The balance to be purchased and sold is $976,918 for which the Company receives weekly payments of $29,860 for 20 weeks and then $21,978 for 4 weeks and then $11,669 in the last week of receipts all totaling $696,781 net of fees. During the same time, the Company is required to pay weekly $23,087 for 42 weeks at an effective interest rate of approximately 36% annually. The QFS Factoring Agreement includes a guaranty by the CEO of the Company, Stephen J. Thomas III.

(4) The Line of Credit originated with a bank and was secured by the personal assets of certain shareholders of Copperhead Digital. During 2016, the Line of Credit was assigned to the Copperhead Digital shareholders, who subsequent to the Copperhead Digital acquisition by TPTG became shareholders of TPTG, and the secured personal assets were used to pay off the bank. The Line of Credit bears a variable interest rate based on the 1 Month LIBOR plus 2.0%, 2.14% as of December 31, 2020, is payable monthly, and is secured by the assets of the Company. 1,000,000 shares of Common Stock of the Company have been reserved to accomplish raising the funds to pay off the Line of Credit. Since assignment of the Line of Credit to certain shareholders, which balance on the date of assignment was $2,597,790, those shareholders have loaned the Company $445,600 under the similar terms and conditions as the line of credit but most of which were also given stock options totaling $85,120 which expired as of December 31, 2019 (see Note 8) and was due, as amended, August 31, 2020. The Company is in negotiations to refinance this Line of Credit.

During the years ended December 31, 2019 and 2018, those same shareholders and one other have loaned the Company money in the form of convertible loans of $136,400 and $537,200, respectively, described in (2) and (6).

(5) $350,000 represents cash due to the prior owners of the technology acquired in December 2016 from the owner of the Lion Phone which is due to be paid as agreed by the Company and the former owners of the Lion Phone technology and has not been determined.

$4,000,000 represents a promissory note included as part of the consideration of ViewMe Live technology acquired in 2017, later agreed to as being due and payable in full, with no interest with $2,000,000 from debt proceeds and the remainder from proceeds from a second Company public offering.

$1,000,000 represents a promissory note which was entered into on May 6, 2020 for the acquisition of Media Live One Platform from Steve and Yuanbing Caudle for the further development of software. This was expensed as research and development in the year ended December 31, 2020. This $1,000,000 promissory note is non-interest bearing, due after funding has been received by the Company from its various investors and other sources. Mr. Caudle is a principal with the Company’s ViewMe technology.

On September 1, 2018, the Company closed on its acquisition of Blue Collar. Part of the acquisition included a promissory note of $1,600,000 and interest at 3% from the date of closure. The promissory note is secured by the assets of Blue Collar.

$473,334, net of a discount of $26,666 represents a Note Payable related to the acquisition of 75% of Aire Fitness, payable six months from the date of the note or as agreed by the Company out of future capital raising efforts and does not accrue interest.

(6) During 2016, the Company acquired SDM which consideration included a convertible promissory note for $250,000 due February 29, 2019, as amended, does not bear interest, unless delinquent in which the interest is 12% per annum, and is convertible into common stock at $1.00 per share. The SDM balance is $181,981 as of December 31, 2020. As of March 1, 2020, this convertible promissory note is delinquent.

During 2018, the Company issued convertible promissory notes in the amount of $537,200 to related parties and $10,000 to a non-related party which bear interest at 6% (11% default interest rate), are due 30 months from issuance and are convertible into Series C Preferred Stock at $1.00 per share. Because the Series C Preferred Stock has a conversion price of $0.15 per share, the issuance of Series C Preferred Stock promissory notes will cause a beneficial conversion feature of approximately $38,479 upon exercise of the convertible promissory notes.

(7) The shareholder debt represents funds given to TPTG or subsidiaries by officers and managers of the Company as working capital. There are no written terms of repayment or interest that is being accrued to these amounts and they will only be paid back, according to management, if cash flows support it. They are classified as current in the balance sheets.

During the year ended December 31, 2020, the holders of approximately $4,700,000 of existing financing arrangements agreed to exchange their debt and accrued interest for Series D Preferred Stock through a separate $12 Million Private Placement of Series D Preferred Stock (“$12 Million Private Placement”), conditioned on the Company raising at least $12,000,000. To date, this condition has not been met.

See Lease financing arrangement in Note 9.